Organization and Basis of Presentation Organization and Basis of Presentation, Narrative (Details)	9 Months Ended
	Sep. 30, 2012	Apr. 26, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Initial public offering date	Apr. 26, 2011
Common units sold to the public in initial public offering (units)		14,950,000
Martinez Marine Terminal Acquisition
Acquisition
Effective date of Acquisition	Apr. 01, 2012
Long Beach Assets Acquisition
Acquisition
Effective date of Acquisition	Sep. 14, 2012
Anacortes Rail Facility Acquisition
Acquisition
Effective date of Acquisition	Nov. 15, 2012